CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Oct. 27, 2022
ASSETS
Cash and cash equivalents		$ 2,388	$ 2,085
Other receivables, net			1,455
TOTAL ASSETS		24,645	67,633
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities		7,750	8,903
Convertible note		635	2,392
Warrant liabilities		22	232
TOTAL LIABILITIES		11,471	18,616
Shareholders' equity
Additional paid-in capital		406,344	399,117
Statutory reserve		8	8
Accumulated deficit		(377,543)	(336,571)
Accumulated other comprehensive income (loss)		1,963	890	$ 2,060
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY		13,173	45,583
TOTAL LIABILITIES AND EQUITY		24,645	67,633
Class A Ordinary Shares
Shareholders' equity
Ordinary shares	[1]	247	37
Class B Ordinary Shares
Shareholders' equity
Ordinary shares		50
Series D preferred stock
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Series F Preferred Stock
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Series G Preferred Stock
Shareholders' equity
Preferred Stock, Value, Issued		1
Series H Preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		1
Related Party
ASSETS
Other receivables, net			1,455
LIABILITIES AND SHAREHOLDERS' EQUITY
Amounts due to related parties		355	2,187
Legal entities | Parent
ASSETS
Cash and cash equivalents		1,968	170
Other receivables, net			20,665
Amounts due from related parties		57,589	44,574
TOTAL ASSETS		59,557	65,409
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities		5,138	4,965
Convertible note		635	2,392
Deficits in investment in subsidiaries		40,589	12,438
Warrant liabilities		22
TOTAL LIABILITIES		46,384	19,826
Shareholders' equity
Additional paid-in capital		406,344	399,117
Subscription receivable		(17,900)	(17,900)
Statutory reserve		8	8
Accumulated deficit		(377,543)	(336,571)
Accumulated other comprehensive income (loss)		1,963	890
TOTAL KAIXIN AUTO HOLDINGS' SHAREHOLDERS' EQUITY		13,173	45,583
TOTAL LIABILITIES AND EQUITY		59,557	65,409
Legal entities | Parent | Class A Ordinary Shares
Shareholders' equity
Ordinary shares		247	37
Legal entities | Parent | Class B Ordinary Shares
Shareholders' equity
Ordinary shares		50
Legal entities | Parent | Series D preferred stock
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Legal entities | Parent | Series F Preferred Stock
Shareholders' equity
Preferred Stock, Value, Issued		1	1
Legal entities | Parent | Series G Preferred Stock
Shareholders' equity
Preferred Stock, Value, Issued		1
Legal entities | Parent | Series H Preferred shares
Shareholders' equity
Preferred Stock, Value, Issued		$ 1
Legal entities | Parent | Related Party
LIABILITIES AND SHAREHOLDERS' EQUITY
Amounts due to related parties			$ 31

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-fifteenth ordinary shares effective on September 14, 2023 and a share consolidation at a ratio for one - for - sixty ordinary shares and an authorized share capital increase from $500,000 to $36,500,000 effective on October 25, 2024. (Note 1)